Land Use Right (Land use right)	12 Months Ended
Dec. 31, 2014
Land use right
Intangible assets
Land Use Right

8.Land Use Right

The Company acquired the land use right in 2007 for the purpose of constructing a new research and development center in Hangzhou The Company also acquired additional land use right in 2014 for the second phase construction of the aforementioned Hangzhou research and development center and an office building located in Zhoushan, which construction had not yet started as at December 31, 2014.  Amortization of the land use right is made over the remaining term of the land use right period of 50 years from the date when the Company first obtained the land use right certificate from the local authorities. The land use right is summarized as follows (in thousands):

	December 31,	December 31,
	2013	2014
	RMB	RMB
Cost	27,779	94,736
Incentive payment from local government	(15,000)	(15,000)
Accumulated amortization	(1,508)	(2,088)
Land use right, net	11,271	77,648

The total amortization expense for each of the years ended December 31, 2012, 2013 and 2014 amounted to approximately RMB258,000, RMB258,000, and RMB580,000, respectively.